Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade receivables [line items]
Trade receivables	$ 14,398	$ 6,714
Gross carrying amount [member]
Disclosure of trade receivables [line items]
Trade receivables	14,398	6,714
Accumulated impairment [member]
Disclosure of trade receivables [line items]
Trade receivables	$ 0	$ 0